Deposits	12 Months Ended
Mar. 31, 2012
Deposits:
Deposits

(9)	Deposits

Deposits outstanding by type of account are summarized as follows:

	At March 31, 2012			At March 31, 2011
	Amount	Weighted Rate	Interest Rate Range	Amount	Weighted Rate	Interest Rate Range
Checking Accounts	$124,750,127	0.11%	0.00-0.30%	$117,077,343	0.09%	0.00-0.60%
Money Market Accounts	224,195,659	0.55%	0.25-0.60%	194,560,099	0.85%	0.30-0.90%
Statement Savings Accounts	22,348,787	0.20%	0.00-0.25%	20,582,505	0.24%	0.00-0.30%
Total	371,294,573	0.38%	0.00-0.60%	332,219,947	0.54%	0.00-0.60%

Certificate Accounts:
0.00 – 1.99%	267,556,217			239,078,153
2.00 – 2.99%	49,260,643			107,386,573
3.00 – 3.99%	2,936,931			3,307,422
4.00 – 4.99%	4,021,999			5,272,507
5.00 – 5.99%	1,130,693			3,092,512
Total	324,906,483	1.36%	0.20-5.50%	358,137,167	1.71%	0.15-5.50%
Total Deposits	$696,201,056	0.84%	0.00-5.50%	$690,357,114	1.15%	0.00-5.50%

Included in the certificate accounts above at March 31, 2012 and 2011 were $34.4 million and $39.7 million, respectively, in brokered deposits with a weighted average interest rate of 1.71% and 2.18%, respectively. Of the brokered deposits at March 31, 2012, $12.5 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $156.0 million and $172.2 million at March 31, 2012 and 2011, respectively.

The amounts and scheduled maturities of all certificates of deposit at March 31 are as follows:

	March 31,
	2012	2011

Within 1 Year	$215,738,167	$243,178,999
After 1 Year, Within 2 Years	53,231,294	70,524,910
After 2 Years, Within 3 Years	14,494,174	10,601,023
After 3 Years, Within 4 Years	24,155,416	15,014,756
After 4 Years, Within 5 Years	17,287,432	18,817,479
Thereafter	-	-
	$324,906,483	$358,137,167

At March 31, 2012 and 2011, the Bank has $67,000 and $34,000, respectively, in overdrafts that were reclassified to loans.